Finance income/(expenses), net - Disclosure of detailed information about finance income (cost) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
FINANCE INCOME
Interest income from other parties	€ 1,028	€ 787
Other financial income	38	0
TOTAL FINANCE INCOME	1,065	787
FINANCE EXPENSES
Interest expense on loans	(11,084)	(11,296)
Interest expense on refund liabilities	(96)	(266)
Interest expenses on lease liabilities	(404)	(418)
Other interest expense	(1)	(2)
TOTAL FINANCE EXPENSES	(11,585)	(11,981)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	7,783	(1,652)
FINANCE INCOME/(EXPENSES), NET	€ (2,737)	€ (12,845)